IMPAIRMENT - Schedule of metal prices assumptions used for impairment determination (Details)	Dec. 31, 2022 $ / oz
Gold Commodity Type [member]
Metal Price Assumptions Used [line items]
2023	1,800
2024	1,800
2025	1,725
2026	1,725
2027	1,700
Long-Term	1,650
Silver Commodity Type [member]
Metal Price Assumptions Used [line items]
2023	22.00
2024	22.50
2025	22.00
2026	23.00
2027	23.00
Long-Term	21.50